SECURITIES (Tables)	12 Months Ended
Dec. 31, 2020
SECURITIES [Abstract]
Securities Available for Sale
Securities available for sale consist of the following at December 31:

	Amortized	Unrealized
	Cost	Gains	Losses	Fair Value
	(In thousands)
2020
U.S. agency	$10,456	$305	$13	$10,748
U.S. agency residential mortgage-backed	340,224	4,951	593	344,582
U.S. agency commercial mortgage-backed	6,869	326	-	7,195
Private label mortgage-backed	41,429	1,539	139	42,829
Other asset backed	252,596	1,796	211	254,181
Obligations of states and political subdivisions	315,795	8,676	178	324,293
Corporate	82,307	3,807	97	86,017
Trust preferred	1,971	-	173	1,798
Foreign government	500	16	-	516
Total	$1,052,147	$21,416	$1,404	$1,072,159

2019
U.S. agency	$14,591	$89	$19	$14,661
U.S. agency residential mortgage-backed	226,130	1,910	278	227,762
U.S. agency commercial mortgage-backed	10,671	113	28	10,756
Private label mortgage-backed	39,248	544	99	39,693
Other asset backed	94,158	103	375	93,886
Obligations of states and political subdivisions	94,499	1,724	121	96,102
Corporate	31,904	1,296	5	33,195
Trust preferred	1,968	-	125	1,843
Foreign government	499	3	-	502
Total	$513,668	$5,782	$1,050	$518,400

Investments in a Continuous Unrealized Loss Position
Our investments’ gross unrealized losses and fair values aggregated by investment type and length of time that individual securities have been at a continuous unrealized loss position, at December 31 follows:

	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
	(In thousands)

2020
U.S. agency	$1,469	$3	$2,329	$10	$3,798	$13
U.S. agency residential mortgage-backed	96,839	592	83	1	96,922	593
Private label mortgage-backed	11,838	95	2,050	44	13,888	139
Other asset backed	7,142	25	21,197	186	28,339	211
Obligations of states and political subdivisions	28,957	177	800	1	29,757	178
Corporate	1,924	97	-	-	1,924	97
Trust preferred	-	-	1,798	173	1,798	173
Total	$148,169	$989	$28,257	$415	$176,426	$1,404

2019
U.S. agency	$2,782	$8	$2,712	$11	$5,494	$19
U.S. agency residential mortgage-backed	56,377	126	13,551	152	69,928	278
U.S. agency commercial mortgage-backed	3,284	24	659	4	3,943	28
Private label mortgage-backed	16,387	55	343	44	16,730	99
Other asset backed	34,027	233	13,839	142	47,866	375
Obligations of states and political subdivisions	15,666	84	5,396	37	21,062	121
Corporate	2,125	5	-	-	2,125	5
Trust preferred	-	-	1,843	125	1,843	125
Total	$130,648	$535	$38,343	$515	$168,991	$1,050

Private Label Mortgage Backed Securities Below Investment Grade
At December 31, 2020, two private label mortgage-backed securities had credit related OTTI and are summarized as follows:

	Senior Security	Super Senior Security	Total
	(In thousands)

As of December 31, 2020
Fair value	$373	$505	$878
Amortized cost	350	326	676
Non-credit unrealized loss	-	-	-
Unrealized gain	23	179	202
Cumulative credit related OTTI	757	457	1,214

Credit Losses Recognized in Earnings on Securities Available for Sale
A roll forward of credit losses recognized in earnings on securities available for sale for the years ending December 31 follow:

	2020	2019	2018
	(In thousands)
	$1,214	$1,594	$1,594
Additions to credit losses on securities for which no previous OTTI was recognized	-	-	-
Increases to credit losses on securities for which OTTI was previously recognized	-	-	-
Reduction(1)	-	(380)	-
Total	$1,214	$1,214	$1,594
(1)	During 2019 one security with previously recorded OTTI was settled and balance is now zero.

Amortized Cost and Fair Value of Securities Available for Sale by Contractual Maturity
The amortized cost and fair value of securities available for sale at December 31, 2020, by contractual maturity, follow:

	Amortized Cost	Fair Value
	(In thousands)
Maturing within one year	$21,244	$21,412
Maturing after one year but within five years	79,837	82,725
Maturing after five years but within ten years	76,454	80,060
Maturing after ten years	233,494	239,175
	411,029	423,372
U.S. agency residential mortgage-backed	340,224	344,582
U.S. agency commercial mortgage-backed	6,869	7,195
Private label mortgage-backed	41,429	42,829
Other asset backed	252,596	254,181
Total	$1,052,147	$1,072,159

Gains and Losses Realized on Sale of Securities Available for Sale
A summary of proceeds from the sale of securities available for sale and gains and losses for the years ended December 31 follow:

		Realized
	Proceeds	Gains (1)	Losses
	(In thousands)
2020	$38,095	$271	$4
2019	68,716	248	108
2018	48,736	192	136

(1)	2018 excludes a $0.144 million gain on the sale of 1,000 VISA Class B shares.